As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.6%
Innovative Solutions & Support, Inc. (a)	393,229	$2,961,014
Airlines - 8.1%
Allegiant Travel Company	91,200	10,208,016
Delta Air Lines, Inc.	650,000	22,522,500
Spirit Airlines, Inc. (a)(c)	100,000	5,940,000
		38,670,516
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	450,000	8,334,000
Automobiles - 2.9%
General Motors Company	400,000	13,768,000
Banks - 8.1%
Citigroup, Inc.	300,000	14,280,000
JPMorgan Chase & Company	407,000	24,708,970
		38,988,970
Biotechnology - 6.1%
Celgene Corporation (a)(c)	125,000	17,450,000
Gilead Sciences, Inc. (a)	163,000	11,550,180
		29,000,180
Capital Markets - 6.2%
Morgan Stanley	300,000	9,351,000
State Street Corporation	290,568	20,209,004
		29,560,004
Communications Equipment - 0.5%
Cisco Systems, Inc.	100,000	2,241,000
Computers & Peripherals - 1.4%
Apple, Inc.	12,390	6,650,209
Construction & Engineering - 1.9%
Chicago Bridge & Iron Company N.V. (b)	64,000	5,577,600
KBR, Inc.	133,000	3,548,440
		9,126,040
Consumer Finance - 0.8%
Capital One Financial Corporation	50,000	3,858,000
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. - Class B (a)	103,500	12,934,395
Electronic Equipment, Instruments & Components - 1.3%
Universal Display Corporation (a)	198,400	6,330,944
Energy Equipment & Services - 2.6%
Halliburton Company	207,000	12,190,230
Health Care Equipment & Supplies - 2.2%
Covidien plc (b)	145,000	10,680,700
Household Durables - 1.4%
PulteGroup, Inc.	163,800	3,143,322
WCI Communities, Inc. (a)	189,200	3,738,592
		6,881,914
Industrial Conglomerates - 2.9%
General Electric Company	535,000	13,851,150
Insurance - 6.6%
American International Group, Inc.	325,000	16,253,250
Lincoln National Corporation	300,000	15,201,000
		31,454,250
IT Services - 8.5%
Alliance Data Systems Corporation (a)(c)	150,000	40,867,500
Machinery - 1.5%
Westport Innovations, Inc. (a)(b)	500,000	7,240,000
Media - 2.6%
DIRECTV (a)	165,000	12,609,300
Metals & Mining - 0.1%
Eldorado Gold Coporation (b)(c)	100,000	558,000
Oil, Gas & Consumable Fuels - 6.0%
Bellatrix Exploration Ltd. (a)(b)	400,100	3,372,843
Clean Energy Fuels Corporation (a)	735,000	6,570,900
Magnum Hunter Resources Corporation (a)(c)	560,000	4,760,000
Rex Energy Corporation (a)	748,925	14,012,387
		28,716,130
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Company	180,000	9,351,000
Teva Pharmaceutical Industries Ltd. - ADR	150,000	7,926,000
		17,277,000
Semiconductors & Semiconductor Equipment - 2.3%
EZchip Semiconductor Ltd. (a)(b)	275,000	6,971,250
Lattice Semiconductor Corporation (a)	517,300	4,055,632
		11,026,882
Software - 7.0%
Microsoft Corporation (c)	323,000	13,239,770
Oracle Corporation	500,000	20,455,000
		33,694,770
Specialty Retail - 6.0%
Asbury Automotive Group, Inc. (a)(c)	139,100	7,693,621
Sonic Automotive, Inc. - Class A	926,500	20,827,720
		28,521,341
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	30,000	2,294,400
Trading Companies & Distributors - 3.0%
Rush Enterprises, Inc. - Class A (a)	379,907	12,339,379
Rush Enterprises, Inc. - Class B (a)	76,407	2,156,206
		14,495,585
Total Common Stocks
(Cost $318,393,206)		474,782,424

	Contracts
	(100 Shares Per Contract)

PURCHASED CALL OPTIONS - 0.9%
American Capital Ltd.
Expiration January 2015, Exercise Price $12.00	4,000	1,700,000
Annaly Capital Management, Inc.
Expiration January 2016, Exercise Price $10.00	1,000	124,000
Microsoft Corporation
Expiration January 2015, Exercise Price $28.00	2,000	2,680,000
Total Purchased Call Options
(Cost $1,870,320)		4,504,000

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Fidelity Institutional Government Portfolio, 0.01% (d)	2,956,343	2,956,343
Total Short-Term Investments
(Cost $2,956,343)		2,956,343
TOTAL INVESTMENTS
(Cost $323,219,869) - 100.6% (e)(f)		482,242,767
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(2,873,662)
TOTAL NET ASSETS - 100.0%		$479,369,105

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on March 31, 2014 was $90,508,891.
(d)	The rate quoted is the annualized seven-day yield as of March 31, 2014.

(e)	The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

	Cost of investments	$323,504,266
	Gross unrealized appreciation	174,108,001
	Gross unrealized depreciation	(15,369,500)
	Net unrealized appreciation	$158,738,501

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)
Investment Valuations - Stocks, exchange-traded funds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Long-term debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the Fund may use a price provided by an independent pricing service, which takes into account appropriate factors such as trading in similar goups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprising personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2014

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$474,782,424	$-	$-	$474,782,424
Purchased Call Option Contracts	4,504,000	-	-	4,504,000
Short-Term Investments	2,956,343	-	-	2,956,343
Total Investments in Securities	$482,242,767	$-	$-	$482,242,767

Written Call Option Contracts	$1,152,500	$2,580,000	$-	$3,732,500

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments at the beginning or end of the period. It is the Fund's policy to record trasfers at the end of the reporting period. For the three-months ended March 31, 2014, the following transfers were made:

Transfers into Level 1 and out of Level 2: $1,700,000. The security transferred out of Level 2 and into Level 1 due to increased market activity.

(g)	Fair values of derivative instruments as of March 31, 2014:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Value
	Equity Contracts:
	Purchased Call Options	Schedule of Investments	$4,504,000	N/A	$-
	Written Call Options	N/A	-	Schedule of Written Options	3,732,500
	Total		$4,504,000		$3,732,500

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
March 31, 2014 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.8)%
Alliance Data Systems Corporation
Expiration June 2014, Exercise Price $280.00	100	$110,000
Asbury Automotive Group, Inc.
Expiration July 2014, Exercise Price $50.00	1,000	660,000
Celgene Corporation
Expiration July 2014, Exercise Price $155.00	100	42,500
Eldorado Gold Coporation
Expiration January 2016, Exercise Price $7.00	1,000	95,000
Magnum Hunter Resources Corporation
Expiration January 2016, Exercise Price $10.00	2,800	420,000
Microsoft Corporation
Expiration July 2014, Exercise Price $37.00	1,000	445,000
Expiration October 2014, Exercise Price $40.00	2,000	570,000
Spirit Airlines, Inc.
Expiration June 2014, Exercise Price $45.00	1,000	1,390,000
Total Written Call Options
(Premiums received $2,396,446)		$3,732,500

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title* /s/ Ronald H. Muhlenkamp
  Ronald H. Muhlenkamp, President

Date          5/23/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Ronald H. Muhlenkamp
  Ronald H. Muhlenkamp, President

Date          5/23/2014

By (Signature and Title) /s/ Anthony Muhlenkamp
 Anthony Muhlenkamp, Treasurer

Date          5/23/2014

* Print the name and title of each signing officer under his or her signature.